March 11, 1996
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

ATTN:   Office of Filings, Information and Consumer Services

RE:       Smith Barney Appreciation Fund Inc. (the "Fund")
          File No. 2-34576

Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 41 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on March 1, 1996.

      Any  comments on this filing  should be  directed   to
Sean  McCormack,  of  Smith Barney Mutual  Funds  Management
Inc., at (212) 816-6591.

     Please return an electronic transmittal as evidence of your receipt of this filing.

                                                        Very
truly yours,

                                        /s/Caren Cunningham

Caren Cunningham

Vice President and

Assistant General Counsel